Annual Operating Expenses - FidelityEquity-IncomeFund-KPRO - FidelityEquity-IncomeFund-KPRO - Fidelity Equity-Income Fund - Fidelity Equity-Income Fund - Class K	Apr. 01, 2023
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.49%